Accounts receivable, net	12 Months Ended
Dec. 31, 2022
Accounts receivable, net
Accounts receivable, net
9	Accounts receivable, net

	As of December 31,
	2021	2022
Accounts receivable, gross (Note)	210,047	101,771
Less: allowance for credit losses (Note 2(j))	(22,786)	(37,215)
Accounts receivable, net	187,261	64,556

Note:

As of December 31, 2021, the balance includes bills receivable of US$478 which represent short-term notes receivable issued by reputable financial institutions that entitle the Group to receive the full face amount from the financial institutions at maturity, which generally range from five to six months from the date of issuance.